Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table presents the computation of basic and diluted earnings per ordinary share for the twelve months ended December 31, 2024, 2023 and 2022.

	Twelve Months Ended December 31,
	2024	2023	2022
	($ in millions, except share and per share amounts)
Net income	$486.1	$534.7	$51.1
Less: Preference share dividends	(54.9)	(49.9)	(44.6)
Net income available to Aspen Insurance Holdings Limited’s ordinary shareholders	$431.2	$484.8	$6.5

Basic and diluted weighted average ordinary shares outstanding	90,833,333	90,833,333	90,833,333

Basic and diluted earnings per ordinary share	$4.75	$5.34	$0.07